Cover	Nov. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	BIGLARI HOLDINGS INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-38477
Entity Tax Identification Number	82-3784946
Entity Address, Address Line One	19100 Ridgewood Parkway,
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	San Antonio,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78259
City Area Code	210
Local Phone Number	344-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001726173
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, no par value
Trading Symbol	BH.A
Common Class A | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, no par value
Trading Symbol	BH.A
Security Exchange Name	NYSE
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, no par value
Trading Symbol	BH
Common Class B | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, no par value
Trading Symbol	BH
Security Exchange Name	NYSE